dividends per share (Tables)	6 Months Ended
Jun. 30, 2020
dividends per share
Dividends per share

Six-month periods ended June 30	2020				2019
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share*	shareholders	Total	Effective	Per share*	shareholders	Total
Quarter 1 dividend	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371	Mar. 11, 2019	$0.27250	Apr. 1, 2019	$329
Quarter 2 dividend	Jun. 10, 2020	0.29125	Jul. 2, 2020	372	Jun. 10, 2019	0.28125	Jul. 2, 2019	339
		$0.58250		$743		$0.55375		$668

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).